Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenues [Abstract]
Schedule of revenues
	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Domestic fixed line communications
Fixed line telephony	*1,456	*1,352	1,255
Internet – infrastructure	*1,438	*1,461	1,488
Transmission and data communication	*835	*835	775
Cloud and digital services	*184	*203	230
Other services	212	213	205

	4,125	4,064	3,953

Cellular
Cellular services and terminal equipment	1,948	1,777	1,743
Sale of terminal equipment	884	811	757

	2,832	2,588	2,500

International communications,
internet services and NEP	1,487	1,480	1,467

Multi-channel television	1,333	1,745	1,650

Others	208	207	219

	9,985	10,084	9,789

*	Cloud and digital services were reclassified and presented separately to reflect the change in the mix of revenues in fixed-line domestic communications